Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Capital commitments
Significant capital expenditure on property and equipment contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,
	2020	2021
	(US$ in millions)
Contracted but not provided for	$385	$75